Simplify High Yield ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Shares Value
U.S. Exchange-Traded Funds – 65.4%
Fixed Income Funds – 0.9%
Simplify Bond Bull ETF(a) ................................................... 33,000 $ 1,409,430
Simplify Intermediate Term Treasury Futures Strategy ETF(a) ...................... 158,400 2,155,824
3,565,254
Money Market Funds – 64.5%
Simplify Government Money Market ETF(a)(b)(c) ................................ 2,522,700 252,471,816
Total U.S. Exchange-Traded Funds (Cost $256,188,880) .............................. 256,037,070
Principal
U.S. Treasury Bills – 34.4%
U.S. Treasury Bill, 4.31%, 10/28/2025 (c)(d) .................................... $ 72,300,000 72,080,931
U.S. Treasury Bill, 4.21%, 11/13/2025 (c)(d) .................................... 4,000,000 3,980,865
U.S. Treasury Bill, 4.01%, 12/4/2025 (c)(d) ..................................... 2,500,000 2,482,689
U.S. Treasury Bill, 4.00%, 12/11/2025 (c)(d) .................................... 12,500,000 12,405,334
U.S. Treasury Bill, 3.96%, 12/26/2025 (d) ...................................... 44,000,000 43,595,322
Total U.S. Treasury Bills (Cost $134,529,283) ....................................... 134,545,141
Shares
Money Market Fund – 1.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.98%(e)
(Cost $4,577,345) ....................................................... 4,577,345 4,577,345
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Over-the Counter – 0.0%†
USD/HKD, October Strike Price $7.8, Expires 10/07/25 ................. 112,000,000 8,736,000 10,391
Total Purchased Options (Cost $315,500) ............................................ 10,391
Total Investments – 101.0%
(Cost $395,611,008) ........................................................... $ 395,169,947
Liabilities in Excess of Other Assets – (1.0)% ......................................... (3,864,203)
Net Assets – 100.0% ............................................................ $ 391,305,744
† Less than 0.05%
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $106,591,233 have been pledged as collateral for options and swaps as of
September 30, 2025.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of September 30, 2025.

Simplify High Yield ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Bond Bull
ETF $ — $ 1,485,030 $ — $ — $ (75,600) $ 1,409,430 33,000 $ 13,100 $ —
Simplify
Government
Money
Market ETF — 252,615,162 — — (143,346) 252,471,816 2,522,700 1,858,996 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF 1,416,450 690,110 — — 49,264 2,155,824 158,400 19,008 —
$ 1,416,450 $ 254,790,302 $ — $ — $ (169,682) $ 256,037,070 2,714,100 $ 1,891,104 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 65.4%
U.S. Treasury Bills ............................................................................. 34.4%
Money Market Fund ........................................................................... 1.2%
Purchased Options ............................................................................ 0.0%†
Total Investments ............................................................................. 101.0%
Liabilities in Excess of Other Assets ............................................................... (1.0)%
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At September 30, 2025, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX HY CDSI
S45 5Y 12/20/2030 Buy
(3)
5.00% MSCS 34,700,000 $ (2,718,490) $ 2,638,935 $ (79,555)
CDX IG CDSI
45 5Y 12/20/2030 Buy
(3)
1.00% MSCS 100,000,000 (2,295,523) 2,303,366 7,843
$ (5,014,013) $ 4,942,301 $ (71,712)
(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Simplify High Yield ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

U.S. Treasury Bills with a market value of $14,433,136 have been pledged as collateral by the broker for total return swaps as of
September 30, 2025.
At September 30, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $  High Yield
Corporate Bond ETF 3/13/2026 3.69% (EFFR - 0.40%)(c) GS 100,159,313 $ (116,880)
iShares iBoxx $ High Yield
Corporate Bond  ETF* 4/15/2026 4.08% (EFFR - 0.01%)(c) BOFA 92,336,900 (139,634)
iShares iBoxx $ High Yield
Corporate Bond ETF* 5/15/2026 3.99% (EFFR - 0.10%)(c) MSCS 198,702,083 (311,032)
Morgan Stanley Custom Junk
Index* 2/17/2026 3.84% (EFFR - 0.25%)(c) MSCS (79,817,205) 1,110,789
Morgan Stanley Custom Quality
Index* 2/17/2026 4.44% (EFFR + 0.35%)(c) MSCS 92,671,288 646,396
$ 1,189,639
* The aggregate unrealized of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BOFA : Bank of America
EFFR : Effective Federal Funds Rate
GS : Goldman Sachs
MSCS : Morgan Stanley Capital Services LLC
* The following table shows the top 50 positions and related Market Value of the securities within the Morgan Stanley Custom
Junk Index basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Charter Communications Inc, Class A ............................... (3,123) $ (859,033) 1.09%
GCI Liberty Inc, Class C .......................................... (22,212) (827,852) 1.05%
Iridium Communications Inc ....................................... (42,848) (748,134) 0.95%
Millicom International Cellular SA ................................... (16,348) (793,534) 1.01%
Sirius XM Holdings Inc ........................................... (33,233) (773,501) 0.98%
Warner Bros Discovery, Inc. ....................................... (42,593) (831,843) 1.05%
(4,833,897)
Consumer Discretionary
Caesars Entertainment Inc ........................................ (30,367) (820,659) 1.04%
Norwegian Cruise Line Holdings Ltd ................................. (30,595) (753,551) 0.96%
Penn Entertainment Inc ........................................... (41,369) (796,773) 1.01%
Petco Health & Wellness Co Inc .................................... (216,126) (836,407) 1.06%
(3,207,390)

Simplify High Yield ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Consumer Staples
Bunge Global SA ................................................ (9,892) $ (803,741) 1.02%
Coty Inc, Class A ................................................ (187,256) (756,514) 0.96%
Darling Ingredients, Inc. .......................................... (24,816) (766,079) 0.97%
(2,326,334)
Energy
Apa Corp. ..................................................... (34,507) (837,824) 1.07%
Civitas Resources, Inc. ........................................... (24,050) (781,630) 0.99%
Occidental Petroleum Corp. ....................................... (17,526) (828,125) 1.05%
Weatherford International PLC ..................................... (12,687) (868,174) 1.10%
(3,315,753)
Health Care
Acadia Healthcare Co Inc ......................................... (36,367) (900,451) 1.14%
Bruker Corp .................................................... (24,290) (789,186) 1.00%
Centene Corp. .................................................. (24,591) (877,390) 1.11%
Jazz Pharmaceuticals PLC ........................................ (6,221) (819,918) 1.04%
Organon & Co .................................................. (74,902) (799,957) 1.02%
Perrigo Co PLC ................................................. (35,815) (797,608) 1.01%
QuidelOrtho Corp ............................................... (25,576) (753,202) 0.96%
Sarepta Therapeutics Inc ......................................... (44,567) (858,804) 1.09%
Sotera Health Co ................................................ (47,997) (754,986) 0.96%
Tenet Healthcare Corp ........................................... (4,171) (846,934) 1.07%
Viatris Inc ...................................................... (82,878) (820,495) 1.04%
(9,018,931)
Industrials
Air Lease Corp ................................................. (12,256) (780,087) 0.99%
Avis Budget Group Inc ........................................... (5,113) (821,039) 1.04%
Delta Air Lines Inc ............................................... (13,695) (777,185) 0.99%
GXO Logistics Inc, Class A ........................................ (15,352) (811,993) 1.03%
ManpowerGroup Inc ............................................. (20,424) (774,083) 0.98%
Ryder System Inc ............................................... (4,073) (768,311) 0.97%
Southwest Airlines Co ............................................ (25,587) (816,475) 1.04%
United Airlines Holdings Inc ....................................... (7,927) (764,982) 0.97%
(6,314,155)
Information Technology
BILL Holdings Inc ............................................... (15,102) (799,977) 1.02%
Coherent Corp .................................................. (7,325) (789,093) 1.00%
DXC Technology Co ............................................. (56,002) (763,304) 0.97%
Intel Corp. ..................................................... (35,486) (1,190,545) 1.51%
Lumentum Holdings Inc .......................................... (4,616) (751,013) 0.95%
MKS Inc ....................................................... (6,693) (828,449) 1.05%
(5,122,381)
Materials
Albemarle Corp ................................................. (9,764) (791,690) 1.01%
Alcoa Corp ..................................................... (23,184) (762,524) 0.97%
Cleveland-Cliffs, Inc. ............................................. (65,516) (799,294) 1.01%
Dow, Inc. ...................................................... (33,250) (762,420) 0.97%
Eastman Chemical Co ........................................... (12,125) (764,460) 0.97%
Olin Corp ...................................................... (30,705) (767,316) 0.97%
Sealed Air Corp ................................................. (22,144) (782,774) 0.99%

Simplify High Yield ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Materials (continued)
Silgan Holdings Inc .............................................. (18,003) $ (774,304) 0.98%
(6,204,782)
Other Components ............................................. (2,751,050) (38,483,484) 48.82%
Total ....................................................................... $ (78,827,107) 100.00%
* The following table shows the top 50 positions and related Market Value of the securities within the Morgan Stanley Custom
Quality Index basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Fox Corp., Class A .............................................. 15,768 $ 994,335 1.06%
Omnicom Group Inc ............................................. 12,058 983,123 1.05%
1,977,458
Consumer Discretionary
AutoZone Inc ................................................... 219 939,154 1.01%
Grand Canyon Education Inc ...................................... 4,488 985,214 1.05%
H&R Block Inc .................................................. 18,486 934,823 1.00%
Lululemon Athletica, Inc. .......................................... 5,793 1,030,665 1.10%
O'Reilly Automotive Inc ........................................... 8,718 939,897 1.01%
Yum! Brands Inc ................................................ 6,224 945,983 1.01%
5,775,736
Consumer Staples
General Mills Inc ................................................ 18,908 953,350 1.02%
Hershey Co. (The) ............................................... 4,994 934,130 1.00%
Kraft Heinz Co/The .............................................. 36,156 941,513 1.01%
2,828,993
Energy
Antero Midstream Corp ........................................... 50,418 980,133 1.05%
DT Midstream Inc ............................................... 8,723 986,178 1.06%
Texas Pacific Land Corp. ......................................... 1,003 936,844 1.00%
2,903,155
Financials
Arthur J Gallagher & Co .......................................... 3,202 991,820 1.06%
Brown & Brown Inc .............................................. 10,197 956,363 1.02%
Cboe Global Markets Inc .......................................... 3,959 970,869 1.04%
Marsh & McLennan Cos., Inc. ...................................... 4,678 942,687 1.01%
3,861,739
Health Care
AbbVie Inc ..................................................... 4,258 986,011 1.06%
Chemed Corp .................................................. 2,095 938,214 1.00%
Elevance Health Inc ............................................. 3,019 975,634 1.04%
Molina Healthcare Inc ............................................ 5,262 1,006,935 1.08%
ResMed Inc .................................................... 3,417 935,369 1.00%
4,842,163
Industrials
CACI International Inc, Class A ..................................... 1,872 933,653 1.00%
Cintas Corp .................................................... 4,640 952,443 1.02%
Comfort Systems USA Inc ........................................ 1,185 977,797 1.05%
Core & Main Inc, Class A ......................................... 18,623 1,002,486 1.07%

Simplify High Yield ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Industrials (continued)
Karman Holdings Inc ............................................. 14,525 $ 1,048,699 1.12%
Loar Holdings Inc ............................................... 11,923 953,875 1.02%
Nvent Electric PLC .............................................. 9,618 948,715 1.02%
Otis Worldwide Corp. ............................................ 10,339 945,300 1.01%
Rollins Inc ..................................................... 16,422 964,624 1.03%
8,727,592
Information Technology
Accenture PLC, Class A .......................................... 3,896 960,700 1.03%
Adobe Inc ..................................................... 2,670 941,774 1.01%
Amphenol Corp, Class A .......................................... 7,772 961,740 1.03%
Applied Materials Inc ............................................. 5,421 1,109,990 1.18%
Cisco Systems Inc ............................................... 13,827 946,047 1.01%
Crane NXT Co. ................................................. 15,585 1,045,292 1.12%
Intuit Inc ....................................................... 1,423 971,620 1.04%
KLA Corp. ..................................................... 937 1,010,737 1.08%
Lam Research Corp ............................................. 7,774 1,040,884 1.11%
Ralliant Corp ................................................... 22,427 980,739 1.05%
9,969,523
Materials
Crown Holdings Inc .............................................. 9,704 937,267 1.00%
Ecolab Inc ..................................................... 3,424 937,819 1.01%
1,875,086
Real Estate
Medical Properties Trust Inc ....................................... 191,070 968,725 1.03%
Rayonier Inc ................................................... 35,505 942,312 1.01%
1,911,037
Utilities
Alliant Energy Corp .............................................. 14,316 965,057 1.03%
CenterPoint Energy Inc ........................................... 24,202 939,033 1.00%
Essential Utilities, Inc. ............................................ 24,516 978,172 1.05%
Talen Energy Corp .............................................. 2,286 972,241 1.04%
3,854,503
Other Components ............................................. 611,142 44,952,421 48.09%
Total ....................................................................... $ 93,479,406 100.00%